INCOME TAXES (DETAILS 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Provision For Income Taxes [Line Items]
Deferred tax	$ (12)	$ (15)	$ (121)
Income tax expenses (Benefit)	134	172	(37)
Hong Kong [Member]
Provision For Income Taxes [Line Items]
Current tax	78	155	68
Deferred tax	(12)	(15)	(121)
Income tax expenses (Benefit)	66	140	(53)
China [Member]
Provision For Income Taxes [Line Items]
Current tax	$ 68	$ 32	$ 16